UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03630 )

Exact name of registrant as specified in charter: Putnam California Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service: Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to: John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund

The fund's portfolio
6/30/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
IFB -- Inverse Floating Rate Bonds
IF COP -- Inverse Floating Rate Certificate of Participation
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (99.0%)(a)

	Rating (RAT)	Principal amount	Value

California (94.4%)
Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A,
MBIA, 5 1/4s, 10/1/21	Aaa	$9,500,000	$9,919,425
Anaheim, COP, MBIA, 6.2s, 7/16/23	Aaa	32,000,000	33,436,480
Anaheim, Pub. Fin. Auth. Rev. Bonds (Distr. Syst.),
MBIA
5 1/4s, 10/1/23	Aaa	8,675,000	9,176,762
5 1/4s, 10/1/22	Aaa	6,700,000	7,103,675
5s, 10/1/29	Aaa	6,945,000	7,090,220
Bay Area Toll Auth. of CA Rev. Bonds (San Francisco
Bay Area), Ser. F, 5s, 4/1/20	AA	10,000,000	10,422,000
Brentwood, Infrastructure Fin. Auth. Rev. Bonds
5 7/8s, 9/2/34	BB-/P	2,000,000	2,063,220
5 3/4s, 9/2/24	BB-/P	1,350,000	1,392,417
Burbank, Pub. Fin. Auth. Rev. Bonds (West Olive
Redev.), AMBAC, 5s, 12/1/26	Aaa	3,390,000	3,449,257
CA Rev. Bonds (Stanford Hosp. & Clinics), Ser. A, 5s,
11/15/23	A2	6,000,000	6,088,140
CA Edl. Fac. Auth. Rev. Bonds
(Stanford U.), Ser. Q, 5 1/4s, 12/1/32	Aaa	22,360,000	23,290,400
(U. of Southern CA), Ser. C, 5 1/8s, 10/1/28
(Prerefunded)	Aa1	20,000,000	20,541,000
(CA Institute of Technology), Ser. A, 5s, 10/1/32	Aaa	2,000,000	2,046,980
(Lutheran U.), Ser. C, 5s, 10/1/29	Baa1	1,500,000	1,481,610
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,250,000	1,257,450
(U. of the Pacific), 5s, 11/1/16	A2	865,000	896,901
(U. of the Pacific), 5s, 11/1/14	A2	295,000	308,039
(U. of the Pacific), 5s, 11/1/13	A2	525,000	548,510
(U. of the Pacific), 5s, 11/1/11	A2	625,000	649,788
(Lutheran U.), Ser. C, 4 1/2s, 10/1/19	Baa1	2,080,000	1,981,325
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Kaiser Permanente), Ser. A, 5s, 4/1/37	A+	9,000,000	9,075,330
(Lucile Salter Packard Hosp.), Ser. C, AMBAC, 5s,
8/15/24	Aaa	6,390,000	6,558,760
Ser. B, AMBAC, 5s, 7/1/21	Aaa	3,500,000	3,502,345
(Cedars Sinai Med. Ctr.), 5s, 11/15/15	A3	2,650,000	2,750,144
Ser. 5, MBIA, 5s, 7/1/14	Aaa	6,400,000	6,404,288
CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser. C,
FGIC
3.6s, 8/1/12	Aaa	3,340,000	3,280,748
3.6s, 2/1/12	Aaa	2,030,000	1,993,399
CA Infrastructure & Econ. Dev. Bank Rev. Bonds (Bay
Area Toll Bridges) (Prerefunded)
AMBAC, 5s, 7/1/33 (SEG)	Aaa	12,000,000	12,769,440
Ser. A, FGIC, 5s, 7/1/29	Aaa	5,000,000	5,283,600
CA State G.O. Bonds
FGIC, 8s, 11/1/07	AAA	10,200,000	10,545,780
AMBAC, 5 1/2s, 4/1/11	Aaa	16,545,000	17,649,213
5 1/4s, 12/1/24	A+	12,135,000	12,684,837
5 1/4s, 12/1/23	A+	10,000,000	10,459,900
5 1/4s, 2/1/20	A+	10,000,000	10,692,100
MBIA, 5 1/8s, 2/1/27	AAA	5,000,000	5,149,900
MBIA, 5 1/8s, 2/1/26	AAA	5,000,000	5,156,350
5 1/8s, 4/1/24	A+	6,000,000	6,194,760
5 1/8s, 4/1/23	A+	2,000,000	2,067,560
5.1s, 2/1/34	A+	5,500,000	5,544,550
5s, 5/1/24	A+	24,090,000	24,675,146
Ser. 2, 5s, 9/1/23	A+	8,020,000	8,235,818
Ser. 2, 5s, 9/1/22	A+	8,560,000	8,810,466
5s, 5/1/22	A+	9,435,000	9,691,726
CA State Dept. of Wtr. Resources Rev. Bonds
(Center Valley), Ser. J-2, 7s, 12/1/12	Aa2	15,840,000	18,403,070
(Central Valley), Ser. J-2, 7s, 12/1/12 (Prerefunded)	Aa2	7,350,000	8,602,440
(Central Valley), Ser. J-2, 7s, 12/1/11	Aa2	18,395,000	20,946,203
Ser. A, AMBAC, 5 1/2s, 5/1/16 (Prerefunded)	Aaa	8,500,000	9,278,600
Ser. A, AMBAC, 5 1/2s, 5/1/15	Aaa	100,000,000	107,751,000
Ser. A, AMBAC, 5 1/2s, 5/1/14	Aaa	26,000,000	28,127,320
Ser. A, 5 1/4s, 5/1/20 (Prerefunded)	Aaa	4,000,000	4,314,760
Ser. W, FSA, 5 1/8s, 12/1/29	Aaa	5,000,000	5,114,500
Ser. A, 5 1/8s, 5/1/19 (Prerefunded)	Aaa	25,000,000	26,806,000
Ser. A, 5 1/8s, 5/1/18 (Prerefunded)	Aaa	20,000,000	21,444,800
Ser. O, MBIA, 4 3/4s, 12/1/29	Aaa	23,000,000	22,870,280
CA State Econ. Recvy. G.O. Bonds, Ser. A
5s, 7/1/17	Aa3	7,000,000	7,227,290
5s, 7/1/16	Aa3	4,000,000	4,140,760
CA State Econ. Recvy. VRDN
Ser. C-16, FSA, 3.95s, 7/1/23	VMIG1	8,500,000	8,500,000
Ser. C-9, 3.91s, 7/1/23	VMIG1	3,475,000	3,475,000
Ser. C-11, 3.9s, 7/1/23	VMIG1	4,400,000	4,400,000
Ser. C-6, 3.88s, 7/1/23	VMIG1	8,700,000	8,700,000
CA State Pub. Wks. Board Rev. Bonds (Dept. of Gen.
Svcs. Butterfield), Ser. ST-A

5 1/4s, 6/1/25	A	2,500,000	2,598,975
5s, 6/1/23	A	2,900,000	2,962,582
5s, 6/1/11	A	2,000,000	2,082,740
CA State Pub. Wks. Board Lease Rev. Bonds
Ser. A, MBIA, 6 1/2s, 9/1/17	Aaa	28,000,000	32,265,240
(Dept. of Corrections-State Prisons), Ser. A, AMBAC,
5s, 12/1/19	Aaa	33,500,000	35,022,240
CA State U. Foundation Rev. Bonds (Sacramento
Auxiliary), Ser. A, MBIA, 5 1/2s, 10/1/37 (Prerefunded)	Aaa	1,340,000	1,456,808
CA Statewide Cmnty. Dev. Auth. Apt. Dev. Rev. Bonds
(Irvine Apt. Cmntys.), Ser. A-4, 5 1/4s, 5/15/25	Baa2	12,500,000	12,779,000
CA Statewide Cmnty. Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	15,300,000	15,106,761
CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds
(Kaiser Permanente)
Ser. B, 3.9s, 7/1/14	A+	5,000,000	4,843,000
Ser. C, 3.85s, 6/1/12	A+	3,250,000	3,157,863
CA Statewide Cmnty. Dev. Auth. Multi-Fam. Rev. Bonds
(Archstone Communities), 5.3s, 6/1/29	Baa1	6,000,000	6,057,960
(Hsg. Equity Res.), Ser. B, 5.2s, 12/1/29	A-	5,000,000	5,088,400
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Huntington Memorial Hosp.), 5s, 7/1/22	A+	7,020,000	7,167,701
(Huntington Memorial Hosp.), 5s, 7/1/21	A+	960,000	980,909
(Huntington Memorial Hosp.), 5s, 7/1/20	A+	4,820,000	4,928,498
(Thomas Jefferson School of Law), Ser. A, 4 7/8s,
10/1/35	BBB-	800,000	770,392
CA Statewide Cmnty. Dev. Auth. Special Tax FRB (Hsg.
Equity Res. - C), 5.2s, 12/1/29	A-	4,000,000	4,121,440
CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds
(Cmnty. Fac. Dist. No. 1-Zone 1C), 7 1/4s, 9/1/30	BB/P	2,270,000	2,435,937
(Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22	A	1,630,000	1,655,575
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	1,690,000	629,593
CA Statewide Cmntys. Dev. Auth. Apt. Mandatory Put
Bonds (Irvine Apt. Cmntys.), Ser. A-3, 5.1s, 5/17/10	Baa2	11,000,000	11,226,710
CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds,
Class B, 5 5/8s, 5/1/29	Baa3	3,655,000	3,774,409
CA Tobacco Securitization Agcy. Rev. Bonds
(Gold Cnty. Funding Corp.), 5 3/4s, 6/1/27	AAA	925,000	1,010,341
(Sonoma Cnty. Corp.), Ser. B, 5 1/2s, 6/1/30
(Prerefunded)	Fitch BBB	5,000,000	5,396,100
zero %, 6/1/21	Baa3	10,000,000	8,046,000
CA Transit Fin. Auth. VRDN, FSA, 3.92s, 10/1/27	A-1	3,200,000	3,200,000
Capistrano, Unified School Dist. Cmnty. Fac. Special
Tax Bonds (Ladera), Ser. 98-2, 5 3/4s, 9/1/29
(Prerefunded)	BBB/P	8,000,000	8,578,720
Central CA Joint Pwr. Hlth. Fin. Auth. COP (Cmnty.
Hosp. of Central CA), 6s, 2/1/30	Baa2	10,800,000	11,135,556
Chabot-Las Positas, Cmnty. College Dist. G.O. Bonds
(Election of 2004), Ser. A, MBIA (Prerefunded)
5s, 8/1/26	Aaa	5,215,000	5,560,389
5s, 8/1/25	Aaa	3,000,000	3,198,690
Chino Basin, Regl. Fin. Auth. Rev. Bonds, AMBAC, 5
3/4s, 8/1/22	Aaa	32,000,000	32,044,480
Chula Vista, Cmnty. Fac. Dist. Special Tax Bonds (No
07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BB/P	375,000	369,866
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.2s, 9/1/33	BBB/P	3,750,000	3,937,050
(No. 06-1 Eastlake Woods Area), 6.15s, 9/1/26	BBB/P	2,000,000	2,099,940
(No. 97-3), 6.05s, 9/1/29 (Prerefunded)	BB+/P	4,420,000	4,778,727
(No 07-I Otay Ranch Village Eleven), 5 7/8s, 9/1/34	BB/P	2,600,000	2,689,024
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	5,000,000	5,017,000
Commerce, Redev. Agcy. Rev. Bonds (Project 1), zero %,
8/1/21	BBB	66,780,000	26,881,621
Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds, Ser.
G, MBIA, zero %, 9/1/17 (Prerefunded)	Aaa	35,000,000	16,618,350
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In
default) (F)(NON)	D/P	10,000,000	110,000
Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	19,200,000	19,283,520
Duarte, COP, Ser. A
5 1/4s, 4/1/31	A-	7,000,000	7,069,510
5 1/4s, 4/1/24	A-	7,500,000	7,621,800
El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC, 6
1/4s, 8/15/17 (Prerefunded)	Aaa	10,725,000	12,100,803
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No.
10), 5 7/8s, 9/1/28	BB/P	1,150,000	1,177,819
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads)
5 3/4s, 1/15/40	Baa3	19,000,000	19,602,300
MBIA, 5 3/8s, 1/15/14	Aaa	5,000,000	5,291,050
Foothill/Eastern Corridor Agcy. Toll Roads Rev. Bonds
(Sr. Lien), Ser. A, U.S. Govt. Coll.
6 1/2s, 1/1/32 (Prerefunded)	Aaa	34,150,000	34,612,733
6s, 1/1/34 (Prerefunded)	Aaa	38,875,000	39,308,845
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-4, 7.8s, 6/1/42	BBB	6,075,000	7,252,882
Ser. 03 A-1, 6 1/4s, 6/1/33	BBB	18,225,000	19,872,905
Ser. B, 5 1/2s, 6/1/33 (Prerefunded)	AAA	36,000,000	39,092,040
Ser. A, 5s, 6/1/45	A	6,750,000	6,738,188
Ser. 03 A-1, 5s, 6/1/21	BBB	12,495,000	12,556,850
Huntington Beach, Cmnty. Fac. Dist. Special Tax (No.
2003-1 Huntington Ctr.)
5.85s, 9/1/33	BB/P	2,845,000	2,931,204
5.8s, 9/1/23	BB/P	1,000,000	1,030,360
Irvine Ranch, Wtr. Dist. VRDN, 3.92s, 4/1/33	VMIG1	2,250,000	2,250,000
Irvine, Impt. Board Act of 1915 G.O. Bonds (Assmt.
Dist. No. 03-19-Group 2), 5.45s, 9/2/23	BB+/P	1,000,000	1,018,370
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Assmt. Dist. No. 00-18-GRP 2), 5.6s, 9/2/22	BBB/P	5,000,000	5,114,400
(Assmt. Dist. No. 00-18-GRP 3), 5.55s, 9/2/26	BBB/P	1,825,000	1,861,537
Irvine, Impt. Board Act of 1915 VRDN
(Assmt. Dist. No. 97-16), 3.91s, 9/2/22	VMIG1	6,030,000	6,030,000
(Assmt. Dist. No. 94-13), 3.91s, 9/2/22	VMIG1	6,487,000	6,487,000
Kern, Cmnty. College Dist. G.O. Bonds (Safety Repair &
Impt.), Ser. A, FGIC, 5s, 11/1/19 (Prerefunded)	AAA	3,085,000	3,278,923
Kern, High School Dist. G.O. Bonds, Ser. A, MBIA
6 1/2s, 8/1/15	Aaa	3,225,000	3,564,302
6 1/2s, 2/1/15	Aaa	3,240,000	3,580,880

6 1/2s, 8/1/14	Aaa	3,825,000	4,227,428
6 1/2s, 2/1/14	Aaa	3,840,000	4,244,006
6.4s, 8/1/13	Aaa	3,435,000	3,793,614
6.4s, 2/1/13	Aaa	3,455,000	3,815,702
La Quinta, Redev. Agcy. Tax Alloc. (Area No. 1),
AMBAC, 5s, 9/1/21	Aaa	1,950,000	1,998,165
Lake Elsinore, Pub. Fin. Auth. Tax Alloc. Rev. Bonds,
Ser. C, 6.7s, 10/1/33	BBB/P	13,885,000	14,824,459
Lodi, Unified School Dist. G.O. Bonds (Election
of 2002), FSA
5s, 8/1/27	AAA	3,555,000	3,639,858
5s, 8/1/26	AAA	3,975,000	4,074,733
5s, 8/1/25	AAA	3,725,000	3,827,512
Los Angeles, Cmnty. Redev. Agcy. Fin. Auth. Rev. Bonds
(Bunker Hill), Ser. A, FSA, 5s, 12/1/27	Aaa	16,000,000	16,385,120
Los Angeles, Harbor Dept. Rev. Bonds, U.S. Govt.
Coll., 7.6s, 10/1/18 (Prerefunded)	AAA	22,995,000	27,539,272
Los Angeles, Pension Auth. COP, Ser. A, MBIA, 6.9s,
6/30/08	Aaa	26,235,000	27,825,890
Los Angeles, Unified School Dist. G.O. Bonds
MBIA, 5 3/4s, 7/1/15	Aaa	6,880,000	7,693,147
Ser. A, MBIA, 5 1/2s, 7/1/15	Aaa	5,000,000	5,440,450
Ser. E, MBIA, 5 1/8s, 1/1/27	Aaa	6,830,000	7,051,770
Ser. A, MBIA, 5s, 1/1/28	Aaa	7,000,000	7,136,290
Los Angeles, Wtr. & Pwr. Rev. Bonds, Ser. B, FSA, 5s,
7/1/35	Aaa	5,000,000	5,067,600
Metro. Wtr. Dist. FRN (Southern CA Wtr. Works),
2.637s, 8/10/18	AA+	19,200,000	19,200,000
Metro. Wtr. Dist. IFB (Southern CA Waterworks),
8.542s, 8/10/18	AA+	20,000,000	24,690,800
Metro. Wtr. Dist. Rev. Bonds, Ser. A, 5s, 7/1/26
(Prerefunded)	AA+	7,180,000	7,378,527
Mount Diablo, Hosp. Rev. Bonds, Ser. A, AMBAC, 5s,
12/1/13 (Prerefunded)	Aaa	10,000,000	10,037,300
Mountain View-Whisman, School Dist. G.O. Bonds
(Election of 1998), Ser. D, MBIA, 5 3/8s, 6/1/22	AAA	1,000,000	1,070,270
North Natomas, Cmnty. Fac. Dist. Special Tax Rev.
Bonds, Ser. B, 6 3/8s, 9/1/31	BBB/P	6,260,000	6,441,540
Northridge, Wtr. Dist. COP (1993 & 2001), AMBAC, 5
1/4s, 2/1/22 (Prerefunded)	AAA	1,800,000	1,919,736
Oakland, Bldg. Auth. Rev. Bonds, AMBAC (Prerefunded)
5 1/2s, 4/1/13	Aaa	6,540,000	6,793,817
5 1/2s, 4/1/12	Aaa	6,295,000	6,539,309
Oakland, Swr. Rev. Bonds, Ser. A, FSA, 5s, 6/15/26	AAA	3,690,000	3,779,778
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch - No. 1), Ser. A, 6.2s, 8/15/23
(Prerefunded)	BBB/P	1,800,000	1,885,536
(Ladera Ranch - No. 1), Ser. A, 6.2s, 8/15/20
(Prerefunded)	BBB/P	1,290,000	1,351,301
(Ladera Ranch - No. 01-1), Ser. A, 6s, 8/15/32
(Prerefunded)	BBB/P	2,400,000	2,618,592
(Ladera Ranch - No. 03-1), Ser. A, 5 5/8s, 8/15/34	BBB/P	2,750,000	2,891,873
(Ladera Ranch - No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	3,725,000	3,780,577
(Ladera Ranch - No. 03-1), Ser. A, 5 1/2s, 8/15/23	BBB/P	1,000,000	1,028,340
Orange Cnty., Sanitation Dist. VRDN, 3.92s, 8/1/16	VMIG1	2,525,000	2,525,000
Orange Cnty., Wtr. Dist. COP, Ser. B, MBIA, 5s, 8/15/28	Aaa	10,000,000	10,136,800
Pasadena, Cap. Impt. IF COP, AMBAC, 5.35s, 2/1/14	Aaa	24,855,000	26,283,417
Placentia, Redev. Auth. Tax Alloc. Rev. Bonds, Ser. B,
5 3/4s, 8/1/32	BBB+	2,500,000	2,598,350
Poway, Unified School Dist. Cmnty. Facs. Special Tax
Bonds
(Dist. No. 14- Area A), 5 1/8s, 9/1/26	BB-/P	920,000	909,116
(Dist. No. 6 Impt. Area B), 5s, 9/1/25	BB/P	1,120,000	1,098,283
(Dist. No. 6-4 S Ranch), 5s, 9/1/25	BB/P	1,560,000	1,531,608
(Dist. No. 6 Impt. Area B), 5s, 9/1/24	BB/P	1,025,000	1,010,507
(Dist. No. 6-4 S Ranch), 5s, 9/1/24	BB/P	1,420,000	1,399,921
(Dist. No. 6 Impt. Area B), 5s, 9/1/23	BB/P	935,000	924,332
(Dist. No. 6-4 S Ranch), 5s, 9/1/23	BB/P	620,000	612,926
(Dist. No. 6 Impt. Area B), 5s, 9/1/22	BB/P	775,000	769,017
(Dist. No. 6-4 S Ranch), 5s, 9/1/22	BB/P	1,030,000	1,022,048
(Dist. No. 6 Impt. Area B), 5s, 9/1/21	BB/P	600,000	596,808
(Dist. No. 6-4 S Ranch), 5s, 9/1/21	BB/P	1,000,000	994,680
(Dist. No. 14- Area A), 5s, 9/1/20	BB-/P	1,135,000	1,115,728
(Dist. No. 14- Del Sur), 5s, 9/1/20	BB-/P	1,185,000	1,163,824
Rancho Cucamonga, Redev. Agcy. Tax Alloc. (Rancho
Redev.), MBIA, 5 1/8s, 9/1/30	Aaa	9,000,000	9,147,960
Redding, Elec. Syst. COP, MBIA, 6.368s, 7/1/22	Aaa	20,800,000	23,843,040
Rio Hondo, Cmnty. College Dist. G.O. Bonds, Ser. A,
MBIA (Prerefunded)
5 1/4s, 8/1/19	Aaa	2,395,000	2,594,504
5 1/4s, 8/1/18	Aaa	2,300,000	2,491,590
5 1/4s, 8/1/17	Aaa	2,185,000	2,367,011
5 1/4s, 8/1/16	Aaa	2,020,000	2,188,266
Riverside Cnty., Pub. Fin. Auth. COP, 5.8s, 5/15/29	BBB-	4,250,000	4,389,740
Riverside Cnty., Redev. Agcy. Tax Alloc., Ser. A,
XLCA, 5s, 10/1/32	Aaa	9,260,000	9,358,989
Roseville, Cmnty. Fac. Special Tax Bonds (Dist. 1)
6s, 9/1/33	BB/P	1,750,000	1,812,528
5 3/4s, 9/1/23 (Prerefunded)	BB+/P	11,200,000	11,663,120
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.)
Ser. 4-A, 6s, 9/1/28	BBB/P	1,500,000	1,566,390
5.7s, 9/1/23	BBB/P	4,905,000	4,968,324
Sacramento, Muni. Util. Dist. Elec. Rev. Bonds
Ser. A, MBIA, 6 1/4s, 8/15/10	Aaa	12,000,000	12,845,040
Ser. K, AMBAC, 5 1/4s, 7/1/24	Aaa	11,500,000	12,512,690
San Diego Cnty., COP
(Burnham Institute), 6 1/4s, 9/1/29 (Prerefunded)	Baa3	4,000,000	4,312,720
AMBAC, 5 1/4s, 9/1/06	AAA/P	15,800,000	15,836,814
(Edgemoor), AMBAC, 5s, 2/1/28	Aaa	2,300,000	2,336,777
San Diego Cnty., Wtr. Auth. COP
(Stars & Cars), Ser. B, MBIA, 6.3s, 4/21/11	Aaa	56,700,000	61,595,478
Ser. A, FSA, 5s, 5/1/30	Aaa	5,000,000	5,103,350
Ser. A, FSA, 5s, 5/1/27	Aaa	10,000,000	10,250,200
San Diego, Assn. of Bay Area Governments Fin. Auth.
For Nonprofit Corps. Rev. Bonds (San Diego Hosp.),
Ser. A, 6 1/8s, 8/15/20	Baa1	7,400,000	7,927,250
San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds, FGIC,

5s, 5/15/25	Aaa	15,350,000	15,438,570
San Diego, Redev.Agcy. Tax Alloc. (Centre City), Ser.
A, XLCA, 5s, 9/1/22	Aaa	4,665,000	4,799,958
San Diego, Unified School Dist. G.O. Bonds (Election
of 1998), Ser. F, FSA, 5s, 7/1/29	Aaa	14,320,000	14,660,673
San Diego, Wtr. Util. Rev. Bonds, FGIC, 4 3/4s, 8/1/28	Aaa	20,500,000	20,305,660
San Dieguito, Pub. Facs. Auth. Rev. Bonds, AMBAC, 5s,
8/1/24	Aaa	2,800,000	2,853,256
San Francisco, City & Cnty. Redev. Fin. Auth. Rev.
Bonds (Redev. Project), Ser. B, FGIC, 5 1/4s, 8/1/18	Aaa	7,225,000	7,652,937
San Francisco, State Bldg. Auth. Lease Rev. Bonds (San
Francisco Civic Ctr. Complex), Ser. A, AMBAC, 5 1/4s,
12/1/21 (Prerefunded)	Aaa	10,000,000	10,259,900
San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds
(Toll Road), Ser. A
5s, 1/1/33	Ba2	34,125,000	32,121,863
MBIA, zero %, 1/15/32	Aaa	25,000,000	6,947,750
MBIA, zero %, 1/15/23	Aaa	21,625,000	9,716,978
San Jose, Redev. Agcy. Tax Alloc. (Merged Area
Redev.), FGIC, 5s, 8/1/27	Aaa	15,395,000	15,715,986
San Marcos, Pub. Fac. Auth. Rev. Bonds
5.8s, 9/1/27	Baa3	2,995,000	3,114,201
5.8s, 9/1/18	Baa3	1,635,000	1,700,760
5 1/2s, 9/1/10	Baa3	1,740,000	1,810,661
Santa Barbara Cnty., Waterfront COP, AMBAC, 5s, 10/1/27	Aaa	4,590,000	4,687,446
Santa Monica, Cmnty. College Dist. G.O. Bonds
(Election of 2004), Ser. A, MBIA, 5s, 5/1/23	Aaa	2,000,000	2,072,000
Santaluz Cmnty., Facs. Dist. No. 2 Special Tax Rev.
Bonds
(Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	12,690,000	12,804,210
(Impt. Area No. 3), Ser. B, 6.2s, 9/1/30	BBB/P	500,000	503,035
(Impt. Area No. 3), Ser. B, 6.1s, 9/1/21	BBB/P	500,000	502,875
Semitropic, Impt. Dist. Wtr. Storage Rev. Bonds, Ser.
A, XLCA, 5 1/8s, 12/1/35	AAA	5,000,000	5,086,850
Southern CA Pub. Pwr. Auth. Rev. Bonds (Southern
Transmission), Ser. A, FSA, 5 1/4s, 7/1/18	Aaa	3,750,000	3,962,588
Stockton, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Mello Roos-Weston Ranch), Ser. A, 5.8s, 9/1/14	Baa1	3,000,000	3,054,420
Stockton, Redev. Agcy. Rev. Bonds (Stockton Events
Ctr.), FGIC, 5s, 9/1/28	Aaa	1,500,000	1,522,980
Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds,
7.65s, 8/1/21	BB-/P	6,025,000	6,582,674
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1)
6 7/8s, 9/1/24	B/P	5,000,000	5,383,500
zero %, 9/1/14	B/P	4,760,000	2,650,987
Tobacco Securitization Auth. of Southern CA Rev. Bonds
Ser. A, 5 5/8s, 6/1/43	AAA	5,000,000	5,428,700
Ser. A1-SNR, 4 3/4s, 6/1/25	BBB	10,300,000	10,173,001
Torrance Memorial Med. Ctr. Rev. Bonds, Ser. A, 5
1/2s, 6/1/31	A1	2,000,000	2,057,660
Torrance, Memorial Med. Ctr. Rev. Bonds, Ser. A, 6s,
6/1/22	A1	1,000,000	1,089,440
Tustin, Unified School Dist. Bonds (Cmnty. Fac. Dist.
No. 97-1), U.S. Govt. Coll., 6 3/8s, 9/1/35
(Prerefunded)	AAA	4,000,000	4,290,560
Vallejo, COP (Marine World Foundation)
7.2s, 2/1/26	BBB-/P	10,000,000	10,329,700
7s, 2/1/17	BBB-/P	4,000,000	4,132,280
Walnut, Energy Ctr. Auth. Rev. Bonds, Ser. A, 5s,
1/1/29	Aaa	16,200,000	16,462,764
			1,976,607,871

Puerto Rico (4.6%)
Children's Trust Fund Tobacco Settlement Rev. Bonds
(Asset Backed Bonds), 5 5/8s, 5/15/43	BBB	4,000,000	4,104,920
Cmnwlth. of PR, G.O. Bonds
FSA, 6 1/2s, 7/1/12	Aaa	11,110,000	12,537,746
(Pub. Impt.), MBIA, 5 3/4s, 7/1/18 (Prerefunded)	Aaa	6,665,000	7,093,293
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/13	BBB	12,000,000	12,404,280
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. B, MBIA, 5 7/8s, 7/1/35 (Prerefunded)	Aaa	5,515,000	5,962,873
Ser. E, FSA, 5 1/2s, 7/1/23	Aaa	9,000,000	10,037,970
Ser. AA, 5s, 7/1/28	BBB+	1,200,000	1,207,728
Ser. K, 5s, 7/1/13	BBB+	2,250,000	2,322,225
Cmnwlth. of PR, Muni. Fin. Agcy. Rev. Bonds, Ser. A,
FSA
5 1/4s, 8/1/20	Aaa	2,000,000	2,115,820
5 1/4s, 8/1/18	Aaa	3,000,000	3,181,980
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	14,800,000	16,109,800
PR Pub. Fin. Corp. Rev. Bonds (Cmnwlth.
Appropriation), Ser. A, 5 3/4s, 8/1/27	BBB-	8,100,000	8,569,071
U. of PR Rev. Bonds, Ser. O, MBIA, 5 3/8s, 6/1/30	Aaa	10,000,000	10,017,892
			95,665,598

			$2,072,273,469
Total municipal bonds and notes (cost $1,972,202,268)

TOTAL INVESTMENTS

			$2,072,273,469
Total investments (cost $1,972,202,268) (b)

FUTURES CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Long)	619	$49,179,047	Sep-06	$(216,573)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Merrill Lynch Capital Services, Inc.

			3 month U.S. Bond Market
			Association Municipal Swap
$50,200,000	11/22/16	4.1735%	Index	$27,138

34,500,000	11/22/16	3 month USD-LIBOR-BBA	5.711%	(77,625)

Total				$(50,487)

NOTES

(a) Percentages indicated are based on net assets of $2,093,295,523.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at June 30, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2006. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,973,322,494, resulting in gross unrealized appreciation and depreciation of $105,125,516 and $6,174,542, respectively, or net unrealized appreciation of $98,950,974.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2006.

(F) Security is valued at fair value following procedures approved by the Trustees.

At June 30, 2006, liquid assets totaling $56,327,301 have been designated as collateral for open forward commitments and futures contracts.

The rates shown on VRDN, Mandatory Put Bonds, Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

Inverse Floating Rate Bonds (IFB) and IF COP are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2006.

The fund had the following industry group concentrations greater than 10% at June 30, 2006 (as a percentage of net assets):

Utilities	28.0%
Transportation	11.3

The fund had the following insurance concentrations greater than 10% at June 30, 2006 (as a percentage of net assets):

MBIA	20.0%
AMBAC	17.7

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 28 , 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28 , 2006